Short-Term and Long-Term Borrowings - Schedule of Pledges of Asset (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Pledges of Asset [Abstract]
Buildings, net	$ 802,254	$ 845,878
Bank deposit	314,922	302,906
Total	$ 1,117,176	$ 1,148,784